DEBT - Financial Covenants Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Minimum cash requirement	$ 20,000,000
Minimum cash requirement percentage	5.00%
Market adjusted equity	25.00%
Restricted cash	$ 60,600,000	$ 53,800,000
Minimum [Member]
Debt Instrument [Line Items]
Minimum value percentage	125.00%
Maximum [Member]
Debt Instrument [Line Items]
Minimum value percentage	135.00%